Leases - Summary of Right of Use Assets, Net (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 1,680
Balance at end of period	1,950	$ 1,680
Right-of-Use Assets, Net	1,950	1,680
BP-Husky Refining LLC
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-Use Assets, Net			$ 7
COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	2,783	2,687
Acquisitions		33
Additions	370	57
Divestitures		(19)
Exchange Rate Movements and Other	134	25
Balance at end of period	3,287	2,783
Right-of-Use Assets, Net	3,287	2,783
ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,103	842
Divestitures		(12)
Exchange Rate Movements and Other	(57)	(20)
Depreciation	291	293
Balance at end of period	1,337	1,103
Real Estate
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	432
Balance at end of period	399	432
Right-of-Use Assets, Net	399	432
Real Estate | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	588	599
Acquisitions		1
Additions	2	1
Divestitures		0
Exchange Rate Movements and Other	2	(13)
Balance at end of period	592	588
Right-of-Use Assets, Net	592	588
Real Estate | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	156	127
Divestitures		0
Exchange Rate Movements and Other	2	(7)
Depreciation	35	36
Balance at end of period	193	156
Transportation And Storage Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,101
Balance at end of period	1,393	1,101
Right-of-Use Assets, Net	1,393	1,101
Transportation And Storage Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,964	1,840
Acquisitions		24
Additions	317	56
Divestitures		0
Exchange Rate Movements and Other	111	44
Balance at end of period	2,392	1,964
Right-of-Use Assets, Net	2,392	1,964
Transportation And Storage Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	863	645
Divestitures		0
Exchange Rate Movements and Other	(62)	(5)
Depreciation	198	223
Balance at end of period	999	863
Refining Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	96
Balance at end of period	84	96
Right-of-Use Assets, Net	84	96
Refining Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	161	174
Acquisitions		8
Additions	0	0
Divestitures		(19)
Exchange Rate Movements and Other	17	(2)
Balance at end of period	178	161
Right-of-Use Assets, Net	178	161
Refining Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	65	58
Divestitures		(12)
Exchange Rate Movements and Other	8	(3)
Depreciation	21	22
Balance at end of period	94	65
Other Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	51
Balance at end of period	74	51
Right-of-Use Assets, Net	74	51
Other Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	70	74
Acquisitions		0
Additions	51	0
Divestitures		0
Exchange Rate Movements and Other	4	(4)
Balance at end of period	125	70
Right-of-Use Assets, Net	125	70
Other Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	19	12
Divestitures		0
Exchange Rate Movements and Other	(5)	(5)
Depreciation	37	12
Balance at end of period	$ 51	$ 19